UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 02/05/2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      49
Form 13F Information Table Value Total:       $134,214


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      224     7986 SH       SOLE                     7986        0        0
American Express Co            COM              025816109     2583    63744 SH       DEFINED                 62684        0     1060
Amgen Inc                      COM              031162100     3055    54007 SH       DEFINED                 53182        0      825
Automatic Data Processing Inc  COM              053015103     5541   129404 SH       DEFINED                127279        0     2125
Avery Dennison Corp            COM              053611109     2622    71850 SH       DEFINED                 71600        0      250
BP P.L.C. Spons ADR            COM              055622104      829    14292 SH       SOLE                    14292        0        0
Bristol-Myers Squibb Co        COM              110122108      449    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1501    39149 SH       DEFINED                 38604        0      545
Carnival Corp                  COM              143658300     2240    70688 SH       DEFINED                 69578        0     1110
Chevron Corp New               COM              166764100      977    12688 SH       DEFINED                 11542        0     1146
Devon Energy Corp              COM              25179M103     3999    54408 SH       DEFINED                 53077        0     1331
Disney Walt Co.                COM              254687106     3647   113071 SH       DEFINED                111346        0     1725
EMC Corporation                COM              268648102     2870   164293 SH       DEFINED                162283        0     2010
Ecolab Inc                     COM              278865100     2949    66145 SH       DEFINED                 65060        0     1085
Electronic Arts                COM              285512109      663    37349 SH       DEFINED                 37209        0      140
Exxon Mobil Corp               COM              30231G102     3379    49554 SH       SOLE                    49554        0        0
FPL Group Inc                  COM              302571104      354     6705 SH       SOLE                     6705        0        0
General Electric Co            COM              369604103     2251   148767 SH       DEFINED                148552        0      215
Hewlett-Packard Co             COM              428236103     5391   104657 SH       DEFINED                102892        0     1765
Intl Business Machines         COM              459200101     6605    50458 SH       DEFINED                 49833        0      625
JPMorgan Chase & Co            COM              46625H100     3231    77534 SH       DEFINED                 76224        0     1310
Jacobs Engineering             COM              469814107     1014    26960 SH       DEFINED                 26540        0      420
Johnson & Johnson              COM              478160104     4701    72984 SH       DEFINED                 72219        0      765
Life Technologies              COM              53217V109     1167    22355 SH       DEFINED                 21985        0      370
McDonalds Corp                 COM              580135101      452     7240 SH       SOLE                     7240        0        0
Medtronic Inc                  COM              585055106     1742    39611 SH       DEFINED                 38961        0      650
Microsoft Corp                 COM              594918104     6285   206197 SH       DEFINED                203047        0     3150
Motorola Inc                   COM              620076109      228    29323 SH       SOLE                    29323        0        0
Nighthawk Radiology Hldgs Inc  COM              65411N105      188    41485 SH       DEFINED                 41310        0      175
Nordstrom Inc                  COM              655664100     5027   133769 SH       DEFINED                131509        0     2260
Omnicom Group                  COM              681919106     5516   140883 SH       DEFINED                138938        0     1945
Pepsico Inc                    COM              713448108     5803    95439 SH       DEFINED                 94304        0     1135
Pfizer Inc                     COM              717081103     1541    84717 SH       DEFINED                 84467        0      250
Pitney Bowes Inc               COM              724479100      501    22025 SH       SOLE                    22025        0        0
Precision Castparts Corp       COM              740189105     2421    21940 SH       DEFINED                 21600        0      340
Procter & Gamble Company       COM              742718109     7950   131125 SH       DEFINED                129880        0     1245
Qualcomm Inc.                  COM              747525103      634    13710 SH       SOLE                    13710        0        0
Raytheon Co                    COM              755111507      390     7574 SH       SOLE                     7574        0        0
SVB Financial Group            COM              78486Q101     1121    26910 SH       DEFINED                 26490        0      420
Sara Lee Corp                  COM              803111103      132    10850 SH       SOLE                    10850        0        0
Schlumberger Limited           COM              806857108     6565   100860 SH       DEFINED                 99340        0     1520
Stericycle Inc.                COM              858912108     2067    37460 SH       DEFINED                 36840        0      620
Swift Energy Co                COM              870738101     1332    55603 SH       DEFINED                 54203        0     1400
Teva Pharmaceutical Inds ADR   COM              881624209     3898    69385 SH       DEFINED                 68275        0     1110
Texas Instruments Incorporated COM              882508104      417    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2358   102104 SH       DEFINED                101138        0      966
Wal Mart Stores Inc            COM              931142103     7210   134890 SH       DEFINED                133370        0     1520
Walgreen Co.                   COM              931422109     5985   162987 SH       DEFINED                161122        0     1865
Western Union Corp             COM              959802109     2209   117206 SH       DEFINED                115121        0     2085